Segment Information - Disclosure Of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 1,088,191	$ 952,196
Operating expense	(764,232)	(680,054)
Depreciation and depletion	(214,975)	(187,172)
Exploration and evaluation expense	(11,690)	(18,423)
Other operating expenses	(47,674)	(56,155)
Income from operations	49,620	10,392
Increase (decrease) in accrued expenditures	$ (26,800)	39,900
Greenstone
Disclosure of operating segments [line items]
Ownership interest in subsidiary	20.00%
Mesquite
Disclosure of operating segments [line items]
Revenue	$ 168,001	220,465
Operating expense	(102,030)	(119,923)
Depreciation and depletion	(36,732)	(41,952)
Exploration and evaluation expense	0	0
Other operating expenses	0	0
Income from operations	29,239	58,590
Castle Mountain
Disclosure of operating segments [line items]
Revenue	40,806	41,891
Operating expense	(31,947)	(24,131)
Depreciation and depletion	(4,589)	(3,724)
Exploration and evaluation expense	(905)	(4)
Other operating expenses	0	0
Income from operations	3,365	14,032
Los Filos
Disclosure of operating segments [line items]
Revenue	305,950	237,979
Operating expense	(261,822)	(253,680)
Depreciation and depletion	(53,588)	(49,527)
Exploration and evaluation expense	(673)	(537)
Other operating expenses	(255)	0
Income from operations	(10,388)	(65,765)
Mercedes
Disclosure of operating segments [line items]
Revenue		28,806
Operating expense		(15,435)
Depreciation and depletion		(753)
Exploration and evaluation expense		(651)
Other operating expenses		0
Income from operations		11,967
Aurizona
Disclosure of operating segments [line items]
Revenue	233,423	183,265
Operating expense	(128,457)	(107,150)
Depreciation and depletion	(47,083)	(35,867)
Exploration and evaluation expense	(4,724)	(5,118)
Other operating expenses	0	0
Income from operations	53,159	35,130
Fazenda
Disclosure of operating segments [line items]
Revenue	127,962	116,401
Operating expense	(81,547)	(67,632)
Depreciation and depletion	(34,008)	(43,276)
Exploration and evaluation expense	(2,544)	(3,245)
Other operating expenses	0	0
Income from operations	9,863	2,248
RDM
Disclosure of operating segments [line items]
Revenue	101,931	58,114
Operating expense	(62,992)	(46,101)
Depreciation and depletion	(16,944)	(6,760)
Exploration and evaluation expense	0	(2,104)
Other operating expenses	(1,108)	(8,724)
Income from operations	20,887	(5,575)
Santa Luz
Disclosure of operating segments [line items]
Revenue	110,118	65,275
Operating expense	(95,437)	(46,002)
Depreciation and depletion	(22,031)	(5,313)
Exploration and evaluation expense	(2,669)	(6,060)
Other operating expenses	0	(579)
Income from operations	(10,019)	7,321
Greenstone
Disclosure of operating segments [line items]
Revenue	0	0
Operating expense	0	0
Depreciation and depletion	0	0
Exploration and evaluation expense	0	(760)
Other operating expenses	0	0
Income from operations	0	(760)
Corporate
Disclosure of operating segments [line items]
Revenue	0	0
Operating expense	0	0
Depreciation and depletion	0	0
Exploration and evaluation expense	(175)	56
Other operating expenses	(46,311)	(46,852)
Income from operations	$ (46,486)	$ (46,796)